Other Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Disclosure Of Information About Total Provisions [Text Block]
Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	193,764	367,614	405,069	488,562
Others	2,847,166	164,347	-	6,937,197
Total	3,040,930	531,961	405,069	7,425,759

Reconciliation Of Changes In Other Provisions [Text Block]
The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2018	1,300,695	289,469	1,590,164
As of December 31, 2018
Incorporated	560,355	6,731,027	7,291,382
Used	(344,749)	-	(344,749)
Released	(102,277)	(11,975)	(114,252)
Conversion effect	(520,393)	(71,324)	(591,717)
Changes	(407,064)	6,647,728	6,240,664
As of December 31, 2018	893,631	6,937,197	7,830,828
As of December 31, 2019
Incorporated	493,097	3,172,465	3,665,562
Used	(461,968)	-	(461,968)
Released	(129,623)	(7,063,046)	(7,192,669)
Conversion effect	(233,759)	(35,103)	(268,862)
Changes	(332,253)	(3,925,684)	(4,257,937)
As of December 31, 2019	561,378	3,011,513	3,572,891

(1)

See
Note 34 – Contingencies and commitments
.

Maturity Provisions [Text Block]
The maturities of provisions at
December 31, 2019
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	193,764	2,847,166	3,040,930
Between two and five years	238,429	164,347	402,776
Over five years	129,185	-	129,185
Total	561,378	3,011,513	3,572,891

The maturities of provisions at
December 31, 2018
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	405,069	-	405,069
Between two and five years	314,784	6,937,197	7,251,981
Over five years	173,778	-	173,778
Total	893,631	6,937,197	7,830,828